Income Taxes - Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 88,074,856	$ 86,613,327	$ 104,573,985	$ 98,589,818
Deferred tax expense in net profit for the year	(3,894,384)	1,994,063	5,151,492
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	17,964,305	20,781,421
Deferred tax expense in net profit for the year	(257,070)	1,841,705	1,579,604
Deferred revenues [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	5,820,260	6,866,120
Deferred tax expense in net profit for the year	(1,077,259)	3,632,051	(965,010)
Tax losses carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	26,630,407	27,881,491
Deferred tax expense in net profit for the year	(9,873)	(5,833,660)	(323,506)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(11,962,544)	(11,756,590)
Deferred tax expense in net profit for the year	(461,594)	453,493	1,974,753
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,787,065	2,106,976
Deferred tax expense in net profit for the year	(291,531)	81,270	519,046
Licenses and rights of use [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(3,399,931)	(3,896,788)
Deferred tax expense in net profit for the year	432,403	961,402	348,201
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	41,743,744	33,673,874
Deferred tax expense in net profit for the year	(1,019,042)	1,128,209	1,225,310
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,491,550	10,956,823
Deferred tax expense in net profit for the year	$ (1,210,417)	$ (270,407)	$ 793,094